ASSET MANAGEMENT AND OTHER SERVICES	12 Months Ended
Dec. 31, 2020
ASSET MANAGEMENT AND OTHER SERVICES
ASSET MANAGEMENT AND OTHER SERVICES

20.    ASSET MANAGEMENT AND OTHER SERVICES

As of December 31, 2020 and 2019, Banco Supervielle S.A. is the depository of the Asset managed by Supervielle Asset Management S.A.

	Portfolio		Net Worth		Number of Units
Asset Management and Other Services	12/31/2020	12/31/2019	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Premier Renta C.P. Pesos	36,297,562	19,103,061	36,260,237	19,073,822	12,597,963,038	3,958,398,573
Premier Renta Plus en Pesos	168,089	148,593	162,743	145,943	11,899,481	10,250,999
Premier Renta Fija Ahorro	1,721,266	633,635	1,709,665	625,558	59,317,777	12,851,475
Premier Renta Fija Crecimiento	73,983	63,880	73,386	63,519	3,983,791	3,688,485
Premier Renta Variable	188,342	226,526	185,576	223,268	6,689,975	6,982,580
Premier FCI Abierto Pymes	941,245	762,877	917,368	761,161	119,588,138	91,559,624
Premier Commodities	259,125	28,643	255,128	18,506	25,702,973	2,596,034
Premier Capital	192,336	175,700	191,253	175,237	36,842,932	36,057,519
Premier Inversión	736,703	184,280	713,499	184,186	1,576,391,366	442,160,447
Premier Balanceado	1,196,216	849,329	1,195,336	848,555	253,733,905	249,317,925
Premier Renta Mixta	3,559,642	181,414	3,151,517	181,267	1,072,064,209	76,562,093
Premier Renta Mixta en USD	112,768	177,271	112,768	176,619	2,083,508	2,815,589
Premier Performance en USD	526,115	617,920	521,839	616,534	7,724,190	9,312,208
Premier Global USD	490,472	951,507	489,973	948,572	5,444,411	11,338,023